SCHEDULE OF PREPAID EXPENSES AND DEPOSITS (Details) - CAD ($)	Dec. 31, 2021	Dec. 31, 2020
Insurance	$ 2,938,246	$ 992
Prepaid director fees	107,763
Prepaid interest	6,969
Prepaid marketing services	1,638,179	187,826
Prepaid rent		3,583
Prepaid subscriptions	35,687	5,953
Deposits	768,033	136,668
Prepaid expenses and deposits	$ 5,494,877	$ 335,022